Consolidated Statements of Operations and Comprehensive Income (Loss) (Q2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Collaboration and license revenue	$ 33,271	$ 5,249	$ 39,111	$ 11,187
Grant revenue	174	0	174	0
Total revenue	33,445	5,249	39,285	11,187
Operating expenses:
Research and development	12,661	17,782	22,399	36,406
General and administrative	7,027	6,105	16,477	11,800
Total operating expenses	19,688	23,887	38,876	48,206
Operating (loss) income	13,757	(18,638)	409	(37,019)
Investment income	1,195	1,394	2,359	2,725
Foreign currency transaction, net	0	23	0	42
Interest expense	0	(752)	0	(1,560)
Change in fair value of warrant liabilities	(3,908)	6,341	(2,866)	2,262
Change in fair value of contingent value right liability	2,500	0	(36,800)	0
Change in fair value of forward contract liabilities	0	0	(6,890)	0
Other income, net	292	245	800	500
Net income (loss)	13,836	(11,387)	(42,988)	(33,050)
Other comprehensive income (loss):
Foreign currency translation adjustment	14	(27)	9	(49)
Unrealized gain on marketable securities	0	0	0	11
Total comprehensive (loss) income	13,850	(11,414)	(42,979)	(33,088)
Net income (loss)	13,836	(11,387)	(42,988)	(33,050)
Less: Undistributed earnings allocable to participating securities, basic	(4,208)	0	0	0
Less: Undistributed earnings allocable to participating securities, diluted	(4,208)	0	0	0
Net (loss) income allocable to shares of common stock - basic	9,628	(11,387)	(42,988)	(33,050)
Net (loss) income allocable to shares of common stock - diluted	$ 9,628	$ (11,387)	$ (42,988)	$ (33,050)
Net income (loss) per share allocable to common stockholders:
Basic (in dollars per share)	$ 0.58	$ (2.23)	$ (3.88)	$ (6.46)
Diluted (in dollars per share)	$ 0.54	$ (2.23)	$ (3.88)	$ (6.46)
Weighted-average common shares outstanding:
Basic (in shares)	16,723,479	5,114,747	11,068,749	5,113,213
Diluted (in shares)	17,791,143	5,114,747	11,068,749	5,113,213